Investment in equity investees - Condensed financial information of the Group's equity investments accounted for under the equity method (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Investment in equity investees
Revenue	¥ 2,446,639	¥ 733,295	¥ 80,095
Gross profit	184,074	222,209	4,981
(Loss)/Income from operations	(222,317)	14,779	(133,910)
Net (loss)/income	(222,401)	13,249	(133,207)
Net (loss)/income attributable to the equity-method investees	(221,890)	14,859	¥ (129,223)
Current assets	1,141,747	1,663,913
Non-current assets	2,316,162	1,754,208
Current liabilities	592,976	566,156
Non-current liabilities	14,416	9,565
Noncontrolling interests	¥ 4,619	¥ (10,076)